Fees Summary	Jul. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,452,000.00
Previously Paid Amount	0.00
Total Fee Amount	891.02
Total Offset Amount	0.00
Net Fee	891.02
Narrative - Max Aggregate Offering Price	$ 6,452,000.00
Final Prospectus	true